Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 252,540	$ 34,598	¥ 205,465
Accounts receivable, net	226,060	30,970	260,979
Prepaid expenses and other current assets	28,415	3,893	78,653
Investment in marketable security	37,629	5,155	31,525
Total current assets	544,644	74,616	576,977
Non-current assets
Property and equipment, net	1,981	271	2,193
Intangible assets, net	405,256	55,520	412,154
Goodwill	182,661	25,024	182,467
Long term investments	257,387	35,262	254,411
Long term deposits and other assets	906	124	726
Right-of-use assets-operating lease	4,845	664	12,157
Deferred tax assets	7,505	1,028	7,379
Total non-current assets	860,541	117,893	871,487
TOTAL ASSETS	1,405,185	192,509	1,448,464
Current liabilities
Accounts payable	36,015	4,934	73,183
Accrued salary and employee benefits	22,346	3,061	14,763
Accrued expenses and other current liabilities	6,840	937	27,610
Income tax payable	11,284	1,546	13,005
Lease liabilities-operating lease -current	4,098	561	7,974
Deferred revenue	80,186	10,985	97,586
Total current liabilities	160,769	22,024	234,121
Non-current liabilities
Deferred tax liabilities	58,400	8,001	59,818
Lease liabilities-operating lease -non-current	700	96	4,798
Total non-current liabilities	59,100	8,097	64,616
TOTAL LIABILITIES	219,869	30,121	298,737
Commitments and contingencies
Shares to be issued	20,817	2,852	30,777
Treasury stocks	(19,952)	(2,733)	(19,216)
Statutory reserves	50,705	6,947	44,698
Retained earnings	662,499	90,762	628,821
Accumulated other comprehensive income	16,967	2,324	17,965
Total shareholders’ equity	1,199,094	164,276	1,150,564
Non-controlling interests	(13,778)	(1,888)	(837)
Total equity	1,185,316	162,388	1,149,727
TOTAL LIABILITIES AND EQUITY	1,405,185	192,509	1,448,464
Related Party
Current assets
Amounts due from related parties			355
Class A Ordinary Shares
Non-current liabilities
Ordinary shares value	444,162	60,850	423,623
Class B Ordinary Shares
Non-current liabilities
Ordinary shares value	¥ 23,896	$ 3,274	¥ 23,896